Related Party - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of sales	$ 2,919	$ 2,977	$ 5,874	$ 5,973	$ 12,000	$ 11,735	$ 9,310
Accounts payable to Valero	342		342		0
Indemnification assets as of separation date	15		15
Change in Motor Fuel Price Formulas | Retail - U.S.
Cost of sales	2		4
Change in Motor Fuel Price Formulas | Retail - Canada
Cost of sales	$ 3		$ 6